INCOME TAX	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAX
9. INCOME TAX

The Company has analyzed filing positions in all of the federal and state jurisdictions where it is required to file income tax returns, as well as all open tax years in these jurisdictions. The Company does not believe it has any tax positions that should not be recognized under FASB ASC 740-10.

The reconciliation of the effective income tax rate to the Federal statutory rate is as follows:

	2013	2012
Federal Income Tax Rate	(34.0)%	(34.0)%
State Income Tax, Net of Federal Benefit	(5.94)%	(5.94)%
Change in valuation allowance	39.94%	39.94%
Sale of New Jersey NOL	(46.0)%	(34.0)%
Effective Income Tax Rate	(46.0)%	(34.0)%

As of December 31, 2013, the Company has net operating loss carry forwards of approximately $57,000,000 that can be utilized to offset future taxable income for Federal income tax purposes through 2031. Net operating loss carry forwards expire starting in 2024 through 2032. Utilization of these net loss carry forwards is subject to the limitations of Internal Revenue Code Section 382.  Because of the current uncertainty of realizing the benefit of the tax carry forward, a valuation allowance equal to the tax benefit for deferred taxes has been established.

Deferred income taxes are recognized for the tax consequence of such temporary differences at the enacted tax rate expected to be in effect when the differences reverse. Because of the current uncertainty of realizing the benefit of the tax carry forward, a valuation allowance equal to the tax benefit for deferred taxes has been established. The full realization of the tax benefit associated with the carry forward depends predominantly upon the Company's ability to generate taxable income during the carry forward period.
Significant components of the Company's deferred tax assets and liabilities are summarized as follows:
	December 31,
	2013	2012
Deferred tax assets	23,165,000	21,190,000
Less: Valuation Allowance	(23,165,000)	(21,190,000)

Net Deferred Tax Assets	$-	$-

The Company’s deferred income tax valuation allowance increased by $1,975,000 to $23,165,000 as of December 31 2013.